Summary of Significant Accounting Policies - Schedule of Supplemental Cash Flow (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Supplemental cash flows:
Cash paid for interest, net of capitalized interest	$ 18,815	$ 67,023	$ 18,541
Cash paid for taxes	8,160	687
Noncash investing and financing activities:
Increase (decrease) in capital expenditures in payables and accrued liabilities	(4,111)	18,012	22,238
(Increase) decrease in accounts receivable related to acquisitions and divestitures	852	(852)
Assumptions of asset retirement obligations related to properties acquired or drilled	$ 1,348	786	$ 2,111
Repurchase of equity under repurchase program		$ 2,053